As filed with the Securities and Exchange Commission on March 28, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  April 30, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.39%
Communication Services - 13.73%
Alphabet, Inc. - Class A (a)	413	$464,993
Alphabet, Inc. - Class C (a)	413	461,061
Electronic Arts, Inc. (a)	6,829	629,907
Facebook, Inc. (a)	5,823	970,636
Netflix, Inc. (a)	5,155	1,750,122
		4,276,719
Consumer Discretionary - 18.94%
Amazon.com, Inc. (a)	1,154	1,983,414
Dick's Sporting Goods, Inc.	12,908	455,781
Foot Locker, Inc.	8,508	475,512
Hanesbrands, Inc.	23,807	356,867
Home Depot, Inc.	4,268	783,306
Nike, Inc.	6,143	502,989
Starbucks Corp.	11,048	752,811
Williams-Sonoma, Inc.	10,753	585,286
		5,895,966
Consumer Staples - 7.22%
Constellation Brands, Inc.	3,300	573,078
Estee Lauder Cos., Inc.	6,150	838,983
Monster Beverage Corp. (a)	14,590	835,132
		2,247,193
Financials - 0.54%
S&P Global, Inc.	875	167,694
Health Care - 12.75%
Agilent Technologies, Inc.	5,390	409,909
Align Technology, Inc. (a)	5,023	1,250,476
Celgene Corp. (a)	4,312	381,440
Mettler-Toledo International, Inc. (a)	1,142	728,779
Waters Corp. (a)	3,050	705,221
Zoetis, Inc.	5,726	493,352
		3,969,177
Industrials - 9.35%
Acuity Brands, Inc.	2,292	277,126
Cintas Corp.	2,793	523,716
Insperity, Inc.	4,315	460,324
Nordson Corp.	3,210	416,144
United Rentals, Inc. (a)	2,605	326,302
Verisk Analytics, Inc. (a)	5,927	695,889
WABCO Holdings, Inc. (a)	1,847	210,983
		2,910,484
Information Technology - 35.27%
Adobe Systems, Inc. (a)	2,299	569,738
Alliance Data Systems Corp.	1,358	241,167
Amphenol Corp.	12,784	1,123,969
Apple, Inc.	8,923	1,485,144
Broadcom, Inc.	5,137	1,378,000
Cognizant Technology Solutions Corp. - Class A	7,943	553,468
EPAM Systems, Inc. (a)	2,475	350,163
Fiserv, Inc. (a)	8,216	681,353
FleetCor Technologies, Inc. (a)	3,010	607,448
Global Payments, Inc.	11,265	1,264,834
IPG Photonics Corp. (a)	2,681	356,573
MasterCard, Inc.	7,767	1,639,847
Paycom Software, Inc. (a)	3,206	475,258
Trimble, Inc. (a)	6,768	254,883
		10,981,845
Materials - 1.59%
Sherwin-Williams Co.	1,178	496,550

TOTAL COMMON STOCKS (Cost $16,386,337)		30,945,628

SHORT-TERM INVESTMENTS - 0.78%
Fidelity Government Portfolio - Class I, 2.29% (b)	242,268	242,268
TOTAL SHORT-TERM INVESTMENTS (Cost $242,268)		242,268
Total Investments (Cost $16,628,605) - 100.17%		31,187,896
Liabilities in Excess of Other Assets - (0.17)%		(51,905)
TOTAL NET ASSETS - 100.00%		$31,135,991

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2019

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

Note 1 - Summary of Fair Value Measurements at January 31, 2019 (Unaudited)
    The Logan Capital Large Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Fund's investments in securities are carried at their fair value. The Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00pm, EST).
Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.
    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

    Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in Level 1 of the fair value hierarchy.

    Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in Level 1 of the fair value hierarchy.

    Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2  of the fair value hierarchy.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,276,719	$-	$-	$4,276,719
Consumer Discretionary	5,895,966	-	-	5,895,966
Consumer Staples	2,247,193	-	-	2,247,193
Financials	167,694	-	-	167,694
Health Care	3,969,177	-	-	3,969,177
Industrials	2,910,484	-	-	2,910,484
Information Technology	10,981,845	-	-	10,981,845
Materials	496,550	-	-	496,550
Total Common Stocks	30,945,628	-	-	30,945,628
Short-Term Investments	242,268	-	-	242,268
Total Investments in Securities	$31,187,896	$-	$-	$31,187,896

     Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at January 31, 2019, the end of the reporting period.  During the period ended January 31, 2019 the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive Officer/
  Principal Executive Officer

Date   3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title* /s/Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date  3/27/2019

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal Financial
  Officer

Date 3/25/2019

* Print the name and title of each signing officer under his or her signature.